Borrowed Funds - Scheduled Repayments of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt, Fiscal Year Maturity [Abstract]
2020		$ 30,193
2021		25,969
2022		11,000
2023		825
2024		0
Thereafter		0
Total long-term fixed rate borrowings	$ 65,239	$ 67,987	$ 79,534